UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              38TH FLOOR
              NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        PRESIDENT
Phone:        212-615-3450

Signature, Place, and Date of Signing:

/S/ PAUL SEGAL                          NEW YORK, NY             MAY 15, 2009
--------------                          ------------             ------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                -----------
Form 13F Information Table Entry Total:              49
                                                -----------
Form 13F Information Table Value Total:          $641,619
                                                -----------
                                                (thousands)

List of Other Included Managers:                    NONE

                 COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                                    VOTING AUTHORITY
                                                                                                                  ------------------
                                                                              SHRS
                                          TITLE OF                VALUE      OR PRN   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                              CLASS       CUSIP     (X1000)    AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACORN ENERGY, INC. CMN                  Common Stock   004848107        397     156,335   SH      SOLE            156,335      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADA ES INC CMN                          Common Stock   005208103        195      74,554   SH      SOLE            74,554       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC                   Call           552715904      2,226     135,000      Call SOLE           135,000       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION CMN                 Common Stock   131347304     74,018  10,869,088   SH      SOLE            10,869,088   0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY, INC. CMN            Common Stock   15189T107      1,249     119,792   SH      SOLE            119,792      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC CMN                 Common Stock   171871106        377     163,700   SH      SOLE            163,700      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORPORATION CMN              Common Stock   125896100     56,286   4,753,908   SH      SOLE            4,753,908    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMMUNICATIONS GROUP INC CMN     Common Stock   19239V302        288      39,994   SH      SOLE            39,994       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORPORATION CMN CLASS A
  NON VOTING                            CL A           20030N200      1,053      81,800   SH      SOLE            81,800       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC. CMN                  Common Stock   20854P109      2,807     111,200   SH      SOLE            120,000      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DPL INC CMN                             Common Stock   233293109      3,381     150,000   SH      SOLE            150,000      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY COMPANY CMN                  Common Stock   233331107     37,776   1,363,755   SH      SOLE            1,363,755    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL CMN                Common Stock   281020107     55,823   1,937,611   SH      SOLE            1,937,611    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP               CL A           291525103        251     642,453   SH      SOLE            642,453      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES INC CMN       Common Stock   292659109      5,600     422,000   SH      SOLE            422,000      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORPORATION CMN                 Common Stock   29364G103     44,266     650,112   SH      SOLE            664,012      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FAIRPOINT COMMUNICATIONS, INC. CMN      Common Stock   305560104         53      67,308   SH      SOLE            67,308       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP CMN                     Common Stock   31567R100         30     156,300   SH      SOLE            156,300      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HOLDINGS, INC. CMN      Common Stock   35039W100     13,146     916,128   SH      SOLE            916,128      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD. CMN                SHS            G3921A175        393      56,200   SH      SOLE            56,200       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLU MOBILE INC. CMN                     Common Stock   379890106        116     240,912   SH      SOLE            240,912      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC CMN             Common Stock   391164100     17,982   1,335,000   SH      SOLE            1,335,000    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEGRYS ENERGY GROUP, INC. CMN         Common Stock   45822P105     12,443     477,838   SH      SOLE            477,838      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JAMES RIVER COAL COMPANY CMN            Common Stock   470355207      1,688     136,783   SH      SOLE            136,783      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KNOLOGY, INC. CMN                       Common Stock   499183804        408      99,000   SH      SOLE            99,000       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS, INC. CMN            Common Stock   53261M104      1,018     303,846   SH      SOLE            303,846      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NII HOLDINGS, INC. CMN CLASS B          CL B           62913F201         30       2,000   SH      SOLE            2,000        0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                              Sponsored ADR  654902204        484      41,500   SH      SOLE            41,500       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILITIES CMN                 Common Stock   664397106      7,321     339,100   SH      SOLE            339,100      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NV ENERGY INC CMN                       Common Stock   67073Y106      5,594     595,780   SH      SOLE            595,780      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
P G & E CORPORATION CMN                 Common Stock   69331C108      5,233     136,914   SH      SOLE            136,914      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PAETEC HOLDING CORP. CMN                Common Stock   695459107        144     100,000   SH      SOLE            100,000      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC CMN                  Common Stock   713291102     13,902   1,113,930   SH      SOLE            1,113,930    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PICO HOLDINGS INC                       Common Stock   693366205         87       2,880   SH      SOLE            2,880        0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION CMN                     Common Stock   69351T106     47,833   1,666,064   SH      SOLE            1,666,064    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                            PSHS           74347R339        922      22,500   SH      SOLE            22,500       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                   Put            025537951      2,526     100,000       Put SOLE            100,000      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY, INC. CMN                Common Stock   75952B105     33,783  10,590,173   SH      SOLE            10,590,173   0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORPORATION CMN           Common Stock   852061100      1,867     522,900   SH      SOLE            522,900      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                           DBCV           867652AB5      5,653   7,000,000   SH      SOLE            7,000,000    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORPORATION CMN CLASS B        Common Stock   867652307      6,683     337,500   SH      SOLE            337,500      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SWITCH & DATA FACS, CO INC. CMN         Common Stock   871043105        279      31,761   SH      SOLE            31,761       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE AND DATA SYSTEMS, INC. CMN    Common Stock   879433100        888      33,500   SH      SOLE            33,500       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORPORATION CMN               Common Stock   89346D107     74,601   5,078,340   SH      SOLE            5,078,340    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TW TELECOM INC. CMN CLASS A             Common Stock   87311L104        311      35,500   SH      SOLE            35,500       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP HLD CO CMN        Common Stock   909205106     92,925   3,296,379   SH      SOLE            3,296,379    0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES CELLULAR CORPORATION CMN  Common Stock   911684108        437      13,105   SH      SOLE            13,105       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC CMN                    Common Stock   92769L101        349      72,700   SH      SOLE            72,700       0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC. (THE) CMN       Common Stock   969457100      6,500     571,200   SH      SOLE            571,200      0  0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                               -------------
                                                                     641,619
                                                               =============